THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (97.0%)
BASIC INDUSTRIES (6.9%)
CHEMICALS (2.8%)
E.I. Du Pont De Nemours & Co.....................       145,000   $  15,786,875
Union Carbide Corp...............................       178,900       8,363,575
                                                                  -------------
                                                                     24,150,450
                                                                  -------------
FOREST PRODUCTS & PAPER (1.0%)
Temple-Inland, Inc...............................       140,300       8,488,150
                                                                  -------------

METALS & MINING (3.1%)
Allegheny Teledyne, Inc..........................       711,672      18,325,554
Aluminum Company of America......................       107,700       7,929,412
                                                                  -------------
                                                                     26,254,966
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    58,893,566
                                                                  -------------
CONSUMER GOODS & SERVICES (24.0%)
AUTOMOTIVE (1.2%)
Circuit City Stores, Inc. - CarMax Group+........       197,600       2,865,200
General Motors Corp..............................       131,600       7,534,100
                                                                  -------------
                                                                     10,399,300
                                                                  -------------
BROADCASTING & PUBLISHING (3.3%)
TCI Satellite Entertainment, Inc. - Class A+.....       360,300       3,445,369
Tele-Communications TCI, Series A+...............     1,642,700      24,948,506
                                                                  -------------
                                                                     28,393,875
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (4.5%)
Circus Circus Enterprises, Inc.+.................       429,700      11,172,200
International Game Technology....................       520,800       9,244,200
Time Warner Inc..................................       399,400      18,572,100
                                                                  -------------
                                                                     38,988,500
                                                                  -------------
FOOD, BEVERAGES & TOBACCO (7.6%)
General Mills, Inc...............................       240,000      15,180,000
Philip Morris Companies, Inc.....................       320,400      14,097,600
Ralston Purina Co................................       280,600      23,921,150
Unilever NV (ADR)................................        61,200      11,857,500
                                                                  -------------
                                                                     65,056,250
                                                                  -------------
HOUSEHOLD PRODUCTS (2.7%)
Procter & Gamble Co..............................       171,630      23,663,486
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

RETAIL (4.7%)
Circuit City Stores, Inc.........................       249,600   $   9,859,200
General Nutrition Companies, Inc.+...............       231,300       5,348,812
Toys 'R' Us, Inc.+...............................       525,300      16,349,962
Wal-Mart Stores, Inc.............................       303,700       9,035,075
                                                                  -------------
                                                                     40,593,049
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                   207,094,460
                                                                  -------------
ENERGY (9.1%)
GAS EXPLORATION (0.8%)
Enron Corp.......................................       167,600       6,829,700
                                                                  -------------

OIL-PRODUCTION (8.3%)
Anadarko Petroleum Corp..........................       135,600       8,542,800
Ashland Inc......................................       171,200       8,196,200
British Petroleum Co. (ADR)......................        66,008       9,562,909
Exxon Corp.......................................       336,300      19,925,775
Mobil Corp.......................................        87,500      12,239,062
Tosco Corp.......................................       404,800      13,206,600
                                                                  -------------
                                                                     71,673,346
                                                                  -------------
  TOTAL ENERGY...................................                    78,503,046
                                                                  -------------
FINANCE (12.9%)
BANKING (7.2%)
Banc One Corp....................................       179,900       7,780,675
Crestar Financial Corp...........................       160,900       6,114,200
Dime Bancorp, Inc................................       343,200       5,834,400
First Chicago NBD Corp...........................       231,700      13,728,225
Fleet Financial Group, Inc.......................       199,900      12,218,887
NationsBank Corp.................................       209,000      12,304,875
Washington Mutual, Inc...........................        63,900       3,550,444
                                                                  -------------
                                                                     61,531,706
                                                                  -------------

FINANCIAL SERVICES (1.0%)
Salomon, Inc.....................................       161,700       8,671,162
                                                                  -------------

INSURANCE (4.7%)
AMBAC, Inc.......................................       179,800      13,485,000
Marsh & McLennan Companies, Inc..................        66,900       8,814,075
Providian Corp...................................       300,800      18,010,400
                                                                  -------------
                                                                     40,309,475
                                                                  -------------
  TOTAL FINANCE..................................                   110,512,343
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH CARE (11.0%)
HEALTH SERVICES (3.6%)
Columbia / HCA Healthcare Corp...................       192,850   $   7,063,131
Humana, Inc.+....................................       246,600       5,579,325
United Healthcare Corp...........................       325,700      18,402,050
                                                                  -------------
                                                                     31,044,506
                                                                  -------------
MEDICAL SUPPLIES (1.3%)
Bausch & Lomb, Inc...............................       288,200      11,600,050
                                                                  -------------

PHARMACEUTICALS (6.1%)
Alza Corp.+......................................       328,700       9,696,650
Bristol-Myers Squibb Co..........................        32,300       2,370,013
Forest Laboratories, Inc.+.......................       172,500       7,288,125
Schering-Plough Corp.............................       141,400      12,832,050
Warner-Lambert Co................................       200,100      20,160,075
                                                                  -------------
                                                                     52,346,913
                                                                  -------------
  TOTAL HEALTH CARE..............................                    94,991,469
                                                                  -------------
INDUSTRIAL PRODUCTS & SERVICES (8.5%)
BUILDING MATERIALS (0.5%)
Johns Manville Corp..............................       402,700       4,580,713
                                                                  -------------
COMMERCIAL SERVICES (0.9%)
ADT Ltd.+........................................       260,800       7,595,800
                                                                  -------------
DIVERSIFIED MANUFACTURING (3.9%)
AlliedSignal, Inc................................       194,200      14,904,850
Cooper Industries, Inc...........................       363,200      18,523,200
                                                                  -------------
                                                                     33,428,050
                                                                  -------------

ELECTRICAL EQUIPMENT (1.7%)
Anixter International, Inc.+.....................       493,600       8,391,200
Grainger (W.W.), Inc.............................        74,600       5,986,650
                                                                  -------------
                                                                     14,377,850
                                                                  -------------

POLLUTION CONTROL (1.5%)
Waste Management, Inc............................       403,800      12,820,650
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    72,803,063
                                                                  -------------
TECHNOLOGY (15.1%)
AEROSPACE (2.9%)
Boeing Co........................................       165,000      17,366,250
Coltec Industries, Inc.+.........................       371,725       7,295,103
                                                                  -------------
                                                                     24,661,353
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

COMPUTER SOFTWARE (0.5%)
Autodesk, Inc....................................       102,200   $   3,979,413
                                                                  -------------

COMPUTER SYSTEMS (4.4%)
EMC Corp./ Mass.+................................       378,300      15,084,713
International Business Machines Corp.............       137,200      11,867,800
Sun Microsystems, Inc.+..........................       325,300      10,511,256
                                                                  -------------
                                                                     37,463,769
                                                                  -------------

ELECTRONICS (3.8%)
Bay Networks, Inc.+..............................       427,000      10,461,500
Cisco Systems, Inc.+.............................        84,600       5,715,788
Perkin-Elmer Corp................................       112,800       8,572,800
Sensormatic Electronics Corp.....................       528,800       8,262,500
                                                                  -------------
                                                                     33,012,588
                                                                  -------------

INFORMATION PROCESSING (0.5%)
First Data Corp..................................       102,100       4,084,000
                                                                  -------------

SEMICONDUCTORS (1.1%)
Cypress Semiconductor Corp.+.....................       143,800       2,049,150
Texas Instruments, Inc...........................        87,600       7,873,050
                                                                  -------------
                                                                      9,922,200
                                                                  -------------

TELECOMMUNICATIONS-EQUIPMENT (1.9%)
General Instrument Corp.+........................       668,600      16,213,550
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   129,336,873
                                                                  -------------
TRANSPORTATION (1.9%)
RAILROADS (1.9%)
CSX Corp.........................................       238,900      12,661,700
Union Pacific Corp...............................        60,400       4,092,100
                                                                  -------------
                                                                     16,753,800
                                                                  -------------
  TOTAL TRANSPORTATION...........................                    16,753,800
                                                                  -------------
UTILITIES (7.6%)
ELECTRIC (1.7%)
Dominion Resources, Inc..........................        93,900       3,251,288
Duke Power Co....................................       166,000       7,470,000
Northern States Power Co.........................        71,900       3,523,100
                                                                  -------------
                                                                     14,244,388
                                                                  -------------

TELEPHONE (5.9%)
Bell Atlantic Corp...............................       114,800       8,036,000
GTE Corp.........................................       192,600       8,367,507
MCI Communications Corp..........................       326,100      12,534,469

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (CONTINUED)
SBC Communications, Inc..........................       210,700   $  12,325,950
WorldCom, Inc.+..................................       313,200       9,298,125
                                                                  -------------
                                                                     50,562,051
                                                                  -------------
  TOTAL UTILITIES................................                    64,806,439
                                                                  -------------
  TOTAL COMMON STOCKS (COST $671,086,650)........                   833,695,059
                                                                  -------------

CONVERTIBLE PREFERRED STOCKS (0.4%)
HEALTH CARE (0.0%)#
PHARMACEUTICALS (0.0%)#
Gensia, Inc., $3.75 due 03/06/98 (144A)..........        20,000         300,000
                                                                  -------------
INDUSTRIAL PRODUCTS & SERVICES (0.4%)
BUILDING MATERIALS (0.4%)
Owens Corning LLC, 6.5% due 06/01/98 (144A)......        62,500       3,476,563
                                                                  -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $4,220,219)...................................                     3,776,563
                                                                  -------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (0.5%)
FINANCE (0.5%)
FINANCIAL SERVICES (0.5%)
Berkshire Hathaway, Inc., Senior Exchangeable
  Notes; 1.00% due 12/02/01. Exchangeable for
  shares of Salomon, Inc. Common Stock, 0.% due
  01/00/00 (cost $3,567,926).....................  $  3,800,000       3,809,500
                                                                  -------------

SHORT-TERM INVESTMENTS (2.2%)
REPURCHASE AGREEMENT (2.1%)
State Street Bank and Trust Company Repurchase
  Agreement, dated 05/30/97, due 06/02/97,
  proceeds $17,758,091 (collateralized by
  $17,635,000 U.S. Treasury Note, 6.25%, due
  05/31/00, valued at $18,110,140) (cost
  $17,750,000)...................................    17,750,000      17,750,000
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
U.S. TREASURY OBLIGATIONS (0.1%)
U.S. Treasury Bill 4.82% due 08/28/97............  $    800,000   $     790,380
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $18,539,880)..................................                    18,540,380
                                                                  -------------
TOTAL INVESTMENTS (COST $697,414,675) (100.1%).................
                                                                    859,821,502
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)..................
                                                                       (561,285)
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 859,260,217
                                                                  -------------
                                                                  -------------

------------------------------

+ Non-income producing security.
# Less than 0.1%
Note: Based on the cost of securities of $699,744,049 for Federal Income Tax purposes at May 31, 1997, the aggregate gross unrealized appreciation and depreciation was $167,338,153 and $7,260,700, respectively, resulting in net unrealized appreciation of $160,077,453.
(ADR) -- Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. 144A -- Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $697,414,675 )          $859,821,502
Cash                                                        223
Receivable for Investments Sold                       8,977,383
Dividends Receivable                                  1,666,540
Interest Receivable                                      24,288
Prepaid Trustees' Fees                                    3,993
Prepaid Expenses and Other Assets                         2,246
                                                   ------------
    Total Assets                                    870,496,175
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    10,856,218
Advisory Fee Payable                                    284,337
Custody Fee Payable                                      40,576
Administrative Services Fee Payable                      22,217
Administration Fee Payable                                2,394
Fund Services Fee Payable                                 1,599
Accrued Expenses                                         28,617
                                                   ------------
    Total Liabilities                                11,235,958
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $859,260,217
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $147,501 )                                                  $ 13,099,028
Interest Income                                                     1,501,885
                                                                 ------------
    Investment Income                                              14,600,913

EXPENSES
Advisory Fee                                       $ 3,049,388
Administrative Services Fee                            232,617
Custodian Fees and Expenses                            173,517
Professional Fees and Expenses                          51,169
Administration Fee                                      31,211
Fund Services Fee                                       26,486
Trustees' Fees and Expenses                             12,849
Miscellaneous                                            9,548
                                                   -----------
    Total Expenses                                                  3,586,785
                                                                 ------------
NET INVESTMENT INCOME                                              11,014,128

NET REALIZED GAIN ON INVESTMENTS (including
  $1,616,380 net realized gain from futures
  contracts)                                                      114,253,160

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                      54,102,181
                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $179,369,469
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                    MAY 31, 1997     MAY 31, 1996
                                                   --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   11,014,128   $   15,066,796
Net Realized Gain on Investments                      114,253,160       78,377,073
Net Change in Unrealized Appreciation of
  Investments                                          54,102,181       63,227,280
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      179,369,469      156,671,149
                                                   --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         205,179,647      222,740,564
Withdrawals                                          (244,500,948)    (262,953,448)
                                                   --------------   --------------
    Net Decrease from Investors' Transactions         (39,321,301)     (40,212,884)
                                                   --------------   --------------
    Total Increase in Net Assets                      140,048,168      116,458,265

NET ASSETS
Beginning of Fiscal Year                              719,212,049      602,753,784
                                                   --------------   --------------
End of Fiscal Year                                 $  859,260,217   $  719,212,049
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                         FOR THE FISCAL            JULY 19, 1993
                                                       YEAR ENDED MAY 31,        (COMMENCEMENT OF
                                                   ---------------------------    OPERATIONS) TO
                                                    1997      1996      1995       MAY 31, 1994
                                                   -------   -------   -------   -----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.47%     0.46%     0.51%           0.53%(a)
  Net Investment Income                               1.44%     2.20%     2.12%           1.79%(a)
Portfolio Turnover                                   98.97%    84.55%    71.00%          76.00%+
Average Broker Commissions                          0.0506        --        --              --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the Portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Selected U.S. Equity Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------
      interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At May 31, 1997, the Portfolio had no open futures contracts.

    c)Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.40% of the Portfolio's average daily net assets. For the fiscal year ended May 31, 1997, this fee amounted to $3,049,388.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------
      Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 to July 31, 1996, Signature's fee for these services amounted to $14,675. The Administrative Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, JPM Series Trust and JPM Series Trust II. For the period from August 1, 1996 to May 31, 1997, the fee for these services amounted to $16,536.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996 this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 to July 31,1996, the fee for these services amounted to $28,287.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, The JPM Pierpont Funds, The JPM Institutional Funds, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to May 31, 1997, the fee for these services amounted to $204,330.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $26,486 for the fiscal year ended May 31, 1997.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1997 were as follows:

    COST OF         PROCEEDS
   PURCHASES       FROM SALES
---------------  ---------------
$   731,737,851  $   751,052,069

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Equity Portfolio (the "Portfolio") at May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period July 19, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
July 21, 1997

30